SCHEDULE OF SHORT TERM DEBT OBLIGATIONS (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Other short-term borrowings from working capital facilities	$ 48,210	$ 37,983
Short-term debt, excluding current installments of long-term debt	59,709	42,360
CIB Short-Term Debt [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	1,387	2,125
ABK Short-Term Debt [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	212	2,252
HSBC Loan Line [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	$ 9,900